Short-Term Investments - Schedule of Of Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure Of Short Term Investments [Line Items]
Short-term investments	¥ 2,398,004	$ 339,415	¥ 2,219,531
RMB [Member]
Disclosure Of Short Term Investments [Line Items]
Short-term investments	2,398,004		2,211,055
US$ [Member]
Disclosure Of Short Term Investments [Line Items]
Short-term investments	¥ 0	$ 0	¥ 8,476	$ 1,215